Commitments & Contingencies (Details 2) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 106,893	$ 391,941
2017	439,330	439,330
2018	452,510	452,510
2019	466,085	466,085
2020	480,068	480,068
Thereafter	535,776	535,776
Total	$ 2,480,662	$ 2,765,710